Income Taxes	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
INCOME TAXES

16. INCOME TAXES

Cayman Islands& BVI

The Company and Ucommune Group are tax-exempted companies incorporated in the Cayman Islands. A subsidiary, Ucommune International Limited, is incorporated in BVI. The foregoing companies are not subject to income tax.

United States (“U.S.”)

Ucommune N.Y. Corp. is incorporated in the U.S. and is subject to the U.S. federal income taxes. According to U.S. tax reform, a flat corporate income tax rate of 21% is effective beginning in 2018.

Hong Kong

Ucommune HK was established in Hong Kong and is subject to a two-tiered income tax rate for taxable income earned in Hong Kong effectively since April 1, 2018. The first 2,000 Hong Kong dollars of profits earned by a company is subject to be taxed at an income tax rate of 8.25%, while the remaining profits will continue to be taxed at the existing tax rate, 16.5%. No provision for Hong Kong profits tax has been made in the consolidated financial statements as it has no assessable profit for the years ended December 31, 2020, 2021 and 2022.

Singapore

Ucommune Singapore Pte. Ltd. and Ucommune Technology Pte. Ltd. was established in Singapore and is subject to Singapore corporate income taxes at the rate of 17% for the years ended December 31, 2020, 2021 and 2022.

PRC

Effective from January 1, 2008, a new Enterprise Income Tax Law, or (“the New EIT Law”), combined the previous income tax laws for foreign invested and domestic invested enterprises in the PRC by the adoption of a unified tax rate of 25% for most enterprises with the following exceptions. According to the requirements of Cai Shui [2014] No. 26, enterprises that qualify as encouraged industrial enterprises located in Zhu Hai Heng Qin New Area (“Heng Qin New Area”) are subject to a tax rate of 15%. Shengguang Zhongshuo, as a company located in Heng Qin New Area, is qualified to enjoy the 15% preferential income tax rate. The original policy expired on December 31, 2020.

On May 25,2022, the State Finance and Taxation Department issued the Notice on Preferential Policies for Enterprise Income Tax in Hengqin Guangdong-Macao Deep Cooperation Zone (hereinafter referred to as “Hengqin Shenhe District” or “Hengqin”) (Caishui [2022] No.19). This new policy continues the policy of collecting enterprise income tax at a reduced preferential tax rate of 15% for eligible enterprises, which shall be implemented as of January 1,2021.

According to Caishui [2019] No. 13 and Caishui [2021] No. 12, small and low-profit enterprises have updated their preferential tax conditions. The entity should meet the three conditions: 1. The annual taxable income does not exceed RMB3,000; 2. The number of employees does not exceed 300; 3. The total assets do not exceed RMB50,000.

For small, low-profit enterprises whose annual taxable income does not exceed RMB1,000, the preferential income tax rate was 2.5%; for the annual taxable income exceeding RMB1,000 but not more than RMB3,000, the preferential income tax rate was 10%.

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Current tax expense	3,748	5,924	1,521
Deferred tax benefit	(884)	(1,445)	(343)
Total	2,864	4,479	1,178

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Group’s deferred tax assets were as follows:

	As of December 31,
	2021	2022
	RMB	RMB
Deferred tax assets:
Allowance for doubtful accounts	7,821	8,617
Impairment loss on long-lived assets and long-term prepaid expenses	42,634	61,050
Impairment loss on long-term investments	16,706	15,980
Accrued Liabilities	11,809	9,465
Deductible temporary difference related to advertising expenses	4,616	4,617
Deferred subsidy income	711	512
Net operating loss carrying forwards	317,242	282,479
Total deferred tax assets	401,539	382,720
Less: valuation allowance	(401,539)	(382,720)
Deferred tax assets, net	—	—

Net change in the valuation allowance of deferred tax assets are summarized as follows:

RMB
Net change of valuation allowance of Deferred tax assets
Balance at December 31, 2019	279,516
Additions-change to tax expense	96,599
NOL Reductions/expirations	(19,821)
Balance at December 31, 2020	356,294
Additions-change to tax expense	66,093
NOL Reductions/expirations	(20,848)
Balance at December 31, 2021	401,539
Additions-change to tax expense	39,432
NOL Reductions/expirations	(58,251)
Balance at December 31, 2022	382,720

The significant components of deferred taxes liability were as follows:

	As of December 31,
	2021	2022
	RMB	RMB
Deferred tax liabilities:
Acquired intangible assets	362	19

The aggregate NOLs in 2022 was RMB1,569,608 deriving from entities in the PRC, Hong Kong, Singapore and U.S. The aggregate NOLs in 2021 was RMB1,778,802 deriving from entities in the PRC, Hong Kong, Singapore and U.S.

As of December 31, 2022 and 2021, the certain entities of the Company had PRC net operating tax loss carry forwards of RMB1,445,863 and RMB1,627,650, respectively. As of December 31, 2022 and 2021, the certain entities of the Company had Hong Kong net operating tax loss carry forwards of RMB121,179 and RMB102,156, respectively. As of December 31, 2022 and 2021, the certain entities of the Company had Singapore net operating tax loss carry forwards of RMB678 and RMB47,114, respectively. As of December 31, 2022 and 2021, the certain entities of the Company had U.S. net operating tax loss carry forwards of RMB1,888 and RMB1,882, respectively. The cumulative net operating loss in the PRC can be carried forward for five years, to offset future net profits for income tax purposes. The NOLs in PRC will start to expire from in 2023 through 2027 if they are not used. The tax losses in Hong Kong, Singapore and U.S. can be carried forward without an expiration date.

The Group does not file combined or consolidated tax returns, therefore, losses from individual subsidiaries of the Group may not be used to offset other subsidiaries’ earnings within the Group. Valuation allowance is considered on each individual subsidiary basis. There were valuation allowance of RMB356,294, RMB401,539 and RMB382,720 as of December 31, 2020, 2021 and 2022, respectively, in respect of all deferred tax assets as it is considered more likely than not that the relevant deferred tax assets will not be realized in the foreseeable future.

As a result of the Tax Act, the Company has evaluated whether it has an additional tax liability from the Global Intangible Low Taxed Income (“GILTI”) inclusion on current earnings and profits of its foreign controlled corporations. The law also provides that corporate taxpayers may benefit from a 50% reduction in the GILTI inclusion, which effectively reduces the tax rate on the foreign income to 10.5%. The GILTI inclusion further provides for a foreign tax credit in connection with the foreign taxes paid. As of December 31, 2022 and 2021, the Company does not have any aggregated positive tested income; and as such, did not record a liability for GILTI tax.

The Company will account for future tax liability arising from Global Intangible Low-Taxed Income, if any, as a period cost.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

The Group has concluded that there are no significant uncertain tax positions requiring recognition in financial statements for the years ended December 31, 2020, 2021 and 2022. The Group did not incur any significant interest and penalties related to potential underpaid income tax expenses and also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months. The Group has no material unrecognized tax benefits which would favorably affect the effective income tax rate in future years.

According to the PRC Tax Administration and Collection Law, the tax authority may require the taxpayer or the withholding agent to make delinquent tax payment within three years if the underpayment of taxes is resulted from the tax authority’s act or error. No late payment surcharge will be assessed under such circumstances. The statute of limitation will be three years if the underpayment of taxes is due to the computational errors made by the taxpayer or the withholding agent. Late payment surcharge will be assessed in such case. The statute of limitation will be extended to five years under special circumstances which are not clearly defined (but an underpayment of tax liability exceeding RMB100 is specifically listed as a “special circumstance”). The statute of limitation for transfer pricing related issue is ten years. There is no statute of limitation in the case of tax evasion.

Therefore, the Group is subject to examination by the PRC tax authorities based on the above.

The components of (loss) profit before income taxes are summarized as follows:

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
PRC	(597,856)	(1,845,292)	(254,531)
Non-PRC	93,415	(313,039)	(66,787)
Total	(504,441)	(2,158,331)	(321,318)

The reconciliation of the effective tax rate and the statutory income tax rate applicable to PRC operations was as follow:

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Loss before provision for income taxes and loss	(504,441)	(2,158,331)	(321,318)
Income tax expense computed at an applicable tax rate of 25%	(126,110)	(539,583)	(80,330)
Non-deductible expenses related to impairment of goodwill	—	376,131	10,753
Non-deductible expenses related to share-based compensation	9,213	60,745	10,929
Effect of other non-deductible items	—	536	317
Effect of preferential tax rate	16,042	30,249	4,717
Effect of income tax rate difference in other jurisdictions	9,243	24,453	15,360
Effect of change in tax rate	(2,123)	(14,145)	—
Change in valuation allowance	96,599	66,093	39,432
Total	2,864	4,479	1,178

If the Group did not enjoy income tax exemptions and preferential tax rates for the years ended December 31, 2020, 2021 and 2022, the increase in income tax expenses and net loss per share amounts would be as follows:

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Increase in income tax expenses	1,764	3,019	6,807
Net loss per share-basic and diluted*	(150.60)	(463.58)	(67.72)

*	The net loss per share basic and diluted are presented on a retroactive basis to reflect the Company’s share consolidation on April 21, 2022, to effect a share consolidation of 20 ordinary shares with par value of US$0.0001 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.002 each of the Company.

New EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese Income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the New EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc. occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed a resident enterprise, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income tax at a rate of 25% with the statute subject to the determination by PRC tax authorities.

If the Company were to be a non-resident for PRC tax purpose, dividends paid to it out of profits earned by PRC subsidiaries after January 1, 2008 would be subject to 10% withholding tax, if no tax treaty is applicable. In addition, under tax treaty between the PRC and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as the beneficial owner, the applicable withholding tax rate may be reduced to 5%, if the investor holds at least 25% in the Foreign Invested Enterprise (“FIE”); or 10%, if the investor holds less than 25% in the FIE.